8. DEBT (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Debt Details Narrative
Accrued interest	$ 0		$ 243,254	$ 173,211
Interest expense	$ 0	$ 31,207	$ 31,487	$ 388,320